Supplement to the currently effective Statements of Additional Information of each of the listed funds/portfolios:

 Cash Account Trust                         DWS Emerging Markets Fixed Income Fund    DWS LifeCompass 2040 Fund
   Government and Agency Securities         DWS Enhanced S&P 500 Index Fund           DWS Lifecycle Long Range Fund
     Portfolio                              DWS Equity 500 Index Fund                 DWS Managed Municipal Bond Fund
   Money Market Portfolio                   DWS Equity Income Fund                    DWS Massachusetts Tax-Free Fund
   Tax-Exempt Portfolio                     DWS Equity Partners Fund                  DWS Money Market Prime Series
 Cash Management Fund Institutional         DWS Europe Equity Fund                    DWS Money Market Series
 Cash Reserves Fund Institutional           DWS Floating Rate Plus Fund               DWS New York Tax-Free Income Fund
 Cash Reserve Fund, Inc.                    DWS Global Bond Fund                      DWS RREEF Global Real Estate
   Prime Series                             DWS Global Opportunities Fund               Securities Fund
 Daily Assets Fund Institutional            DWS Global Thematic Fund                  DWS RREEF Real Estate Securities Fund
 DWS Alternative Asset Allocation Plus      DWS Gold & Precious Metals Fund           DWS S&P 500 Index Fund
   Fund                                     DWS Health Care Fund                      DWS Short Duration Fund
 DWS Balanced Fund                          DWS High Income Plus Fund                 DWS Short-Term Municipal Bond Fund
 DWS California Tax-Free Income Fund        DWS High Yield Tax Free Fund              DWS Small Cap Value Fund
 DWS Climate Change Fund                    DWS Intermediate Tax/AMT Free Fund        DWS Target 2008 Fund
 DWS Commodity Securities Fund              DWS International Fund                    DWS Target 2010 Fund
 DWS Communications Fund                    DWS International Select Equity Fund      DWS Target 2011 Fund
 DWS Core Fixed Income Fund                 DWS International Value Opportunities     DWS Target 2012 Fund
 DWS Core Plus Allocation Fund                  Fund                                  DWS Target 2013 Fund
 DWS Core Plus Income Fund                  DWS Japan Equity Fund                     DWS Target 2014 Fund
 DWS Disciplined Long/Short Growth Fund     DWS Large Cap Value Fund                  DWS Technology Fund
 DWS Disciplined Long/Short Value Fund      DWS Large Company Growth Fund             DWS U.S. Bond Index Fund
 DWS Disciplined Market Neutral Fund        DWS Latin America Equity Fund             DWS Value Builder Fund
 DWS Dreman Concentrated Value Fund         DWS LifeCompass Income Fund               Investors Cash Trust
 DWS Dreman High Return Equity Fund         DWS LifeCompass Protect Fund                Treasury Portfolio
 DWS Dreman Mid Cap Value Fund              DWS LifeCompass Retirement Fund           NY Tax Free Money Fund
 DWS Dreman Small Cap Value Fund            DWS LifeCompass 2015 Fund                 Tax Free Money Fund Investment
 DWS EAFE(R) Equity Index Fund                DWS LifeCompass 2020 Fund
 DWS Emerging Markets Equity Fund           DWS LifeCompass 2030 Fund

The following information replaces similar disclosure under "Revenue Sharing" in the "Purchase and Redemption of Shares" section of each Fund's/Portfolio's Statements of Additional Information:

Revenue Sharing

In light of recent regulatory developments, the Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of investors and Fund shares ("revenue sharing").

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each Fund, to financial advisors in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency/networking fees payable by each Fund (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions


                                                                       [Logo]DWS
                                                                         SCUDDER
                                                             Deutsche Bank Group
described in the fee table or elsewhere in the Prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing each Fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of each Fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each Fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from .01% up to .50% of assets of the Fund serviced and maintained by the financial advisor, .10% to ..25% of sales of the Fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of this Fund or of any particular share class of the Fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of this Fund.

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

As of the date hereof, each Fund has been advised that the Advisor, the Distributor and their affiliates expect that the following firms will receive revenue sharing payments at different points during the coming year as described above:

Channel: Broker-Dealers and Financial Advisors
A G Edwards & Sons Inc.
AIG Advisors Group
Ameriprise
Cadaret, Grant & Co. Inc.
Capital Analyst, Incorporated
Citigroup Global Markets, Inc. (dba Smith Barney)
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network) Deutsche Bank Group
First Clearing/Wachovia Securities
HD Vest Investment Securities, Inc.
ING Group
John Hancock Distributors LLC
LaSalle Financial Services, Inc. (dba ABN Amro)
Linsco/Private Ledger Corp.
M.L. Stern & Co.
Marsh Insurance and Investment Company
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.

Morgan Stanley
Oppenheimer & Co., Inc.
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc
Securities America, Inc.
UBS Financial Services
Wells Fargo Investments, LLC

Channel: Cash Product Platform
Allegheny Investments LTD
Bank of New York (Hare & Co.)
Bear, Stearns Securities Corp.
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co.
Chicago Mercantile Exchange
D.A. Davidson & Company
Deutsche Bank Group
Emmett A. Larkin Company
Fiduciary Trust Co. - International
First Southwest Company
Huntleigh Securities
Lincoln Investment Planning
LPL Financial Services
Mellon Financial Markets LLC
Penson Financial Services
Pershing Choice Platform
ProFunds Distributors, Inc.
Ridge Clearing & Outsourcing Solutions
Romano Brothers and Company
SAMCO Capital Markets
Smith Moore & Company
Sungard Institutional Brokerage Inc.
US Bancorp
UBS
William Blair & Company

Channel: Third Party Insurance Platforms
Allstate Life Insurance Company of New York
Ameritas Life Insurance Group
American General Life Insurance Company
Annuity Investors Life Insurance Company
Columbus Life Insurance Company
Commonwealth Annuity and Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company

Integrity Life Insurance Company
John Hancock Life Insurance companies
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Group
MetLife Group
Minnesota Life Insurance Company
Mutual of America Life Insurance Company
National Life Insurance Company
National Integrity Life Insurance Company
Nationwide Group
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Provident Mutual Life Insurance
Prudential Insurance Company of America
Sun Life Group
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

The Advisor, the Distributor or their affiliates may enter into additional revenue sharing arrangements or change or discontinue existing arrangements with financial advisors at any time without notice.

The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial advisors may provide such financial advisors and/or their salespersons with an incentive to favor sales of shares of the DWS Funds or a particular DWS Fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial advisor does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. Similarly, financial advisors may receive different compensation or incentives that may influence their recommendation of any particular share class of the Fund or of other funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial advisor and review your financial advisor's disclosures.





               Please Retain This Supplement for Future Reference


February 1, 2008